Share Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Share Premium, Reserves
Opening value at January 1,	€ 137	€ 176
Currency translation differences	766	(120)	€ (96)
Remeasurements of post-employment benefit obligations	11	81	70
Total Other comprehensive income at December 31,	914	137	176
Currency translation reserve
Share Capital, Share Premium, Reserves
Opening value at January 1,	54	174
Currency translation differences	766	(120)
Total Other comprehensive income at December 31,	820	54	174
Post-employment benefit obligations
Share Capital, Share Premium, Reserves
Opening value at January 1,	83	2
Remeasurements of post-employment benefit obligations	11	81
Total Other comprehensive income at December 31,	€ 94	€ 83	€ 2